COMMITMENTS AND CONTINGENCIES - Advances to Suppliers (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022
Concentration [Line Items]
Advances to supplier		$ 2,100	$ 51,800
Advances to suppliers, current	[1]	$ 2,137	$ 51,045
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Suppliers
Concentration [Line Items]
Concentration risk, percentage		100.00%	100.00%

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).